                                                       1933 Act File No. 2-87072
                                                      1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____                          [   ]
         Post-Effective Amendment No. 19                            [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 17                                           [ x ]


                           SENTRY VARIABLE ACCOUNT II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                          SENTRY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
--------------------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                            Telephone (715) 346-6000
--------------------------------------------------------------------------------
         (Depositor's Telephone Number, Including Area Code)

                               William M. O'Reilly
                          Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________________, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on May 1, 1999, pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)

Item No.                                                               Location
--------                                                               --------

                                     PART A

  1      Cover Page  ..............................  Cover Page

  2      Definitions  .............................  Definitions

  3      Synopsis .................................  Summary

  4      Condensed Financial Information  .........  Condensed Financial
                                                     Information

  5      General Description of Registrant,
         Depositor, and Portfolio Companies .......  The Company; The Variable
                                                     Account; Neuberger & Berman
                                                     Advisers Management Trust

  6      Deductions and Expenses .................   Charges and Deductions

  7      General Description of Variable
         Annuity Contracts  .......................  The Contracts

  8      Annuity Period  ..........................  Annuity Provisions

  9      Death Benefit  ...........................  The Contracts; Annuity
                                                     Provisions

 10      Purchases and Contract Value .............  Purchases and Contract Value

 11      Redemptions  .............................  Purchases and Contract Value

 12      Taxes  ...................................  Federal Tax Status

 13      Legal Proceedings  .......................  Legal Proceedings

 14      Table of Contents of the Statement
         of Additional Information ................  Table of Contents of the
                                                     Statement of Additional
                                                     Information


                                     PART B

 15      Cover Page  ..............................  Cover Page

 16      Table of Contents  .......................  Table of Contents

 17      General Information and History ..........  The Company

 18      Services  ................................  Not Applicable

 19      Purchase of Securities Being Offered .....  Not Applicable

 20      Underwriters  ............................  Distribution of Contracts

 21      Calculation of Performance Data ..........  Yield Calculation for Liquid
                                                     Asset Sub-Account

 22      Annuity Payments  ........................  Amount of Annuity Payments

 23      Financial Statements .....................  Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

                          SENTRY LIFE INSURANCE COMPANY

HOME OFFICE:                                            ANNUITY SERVICE OFFICE:
1800 North Point Drive                                  P.O. Box 867
Stevens Point, WI  54481                                Stevens Point, WI  54481
                                                        Telephone: (800)533-7827

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                       AND
                          SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities, pension and profit-sharing plans and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of Neuberger Berman Advisers Management Trust. Through the Variable Account, you may invest in the following Portfolios of Neuberger Berman Advisers Management Trust:

       -  Growth Portfolio
       -  Liquid Asset Portfolio
       -  Limited Maturity Bond Portfolio
       -  Balanced Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

The Contract:

       -  is not a bank deposit
       -  is not federally insured
       -  is not endorsed by any bank or government agency
       -  is not guaranteed and may be subject to loss of principal

This Prospectus provides basic information you should about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 1999, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive,

Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 36 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

    This Prospectus and the Statement of Additional Information are dated May 1, 1999.

                               TABLE OF CONTENTS


Definition  ................................................................. 5
Summary  .....................................................................7
Fee Table ....................................................................9
Condensed Financial Information .............................................11
Performance Information .....................................................11
Financial Statements ........................................................12
The Company .................................................................12
The Variable Account  .......................................................12
Neuberger Berman Advisers Management Trust ..................................13
  AMT Liquid Asset Investments  .............................................13
  AMT Growth Investments ....................................................13
  AMT Limited Maturity Bond Investments .....................................13
  AMT Balanced Investments...................................................13
  Variable Account Voting Rights ............................................14
  Substitution of Securities ................................................14
Charges and Deductions ......................................................14
  Contingent Deferred Sales Charge ..........................................14
  Reduction or Elimination of Contingent Deferred Sales Charge ..............16
  Deduction for Mortality and Expense Risk Premium ..........................16
  Deduction for Contract Maintenance Charge .................................17
  Deduction for Premium Taxes and Other Taxes ...............................17
  Trust Expenses ............................................................18
The Contract ................................................................18
  Transfers .................................................................18
  Telephone Transfers........................................................19
  No Default ................................................................19
  Modification of the Contract ..............................................20
  Contract Value ............................................................20
  Ownership .................................................................20
  Assignment ................................................................20
  Beneficiary ...............................................................21
Annuity Provisions ..........................................................21
  Income Date and Settlement Option .........................................21
  Changing the Income Date ..................................................21
  Changing the Settlement Option ............................................21
  Settlement Options ........................................................22
  Mortality and Expense Guarantee ...........................................22
  Frequency of Annuity Payments .............................................22
  Amount of Annuity Payments ................................................23
  Additional Provisions .....................................................23

Death Benefit ...............................................................24
  Death of the Annuitant ....................................................24
  Death of the Contract Owner ...............................................24
Purchases and Contract Value ................................................25
  Change in Purchase Payments ...............................................25
  Allocation of Purchase Payments ...........................................25
  Accumulation Units ........................................................26
  Distribution of Contract ..................................................26
Surrenders ..................................................................26
  Limitations on Withdrawals from 403(b) Annuities ..........................27
  Texas Optional Retirement Program .........................................28
Federal Tax Status ..........................................................28
  General ...................................................................28
  Diversification ...........................................................29
  Contract Owner Control of Investments......................................29
  Multiple Contracts ........................................................30
  Owner Other than Natural Persons ..........................................30
  Tax Treatment of Assignments ..............................................30
  Income Tax Withholding ....................................................30
  Tax Treatment of Withdrawals - Non-Qualified
  Contracts and Section 457 Contracts........................................31
  Qualified Plans ...........................................................31
  Tax Treatment of Withdrawals - Qualified Contracts ........................34
  Tax Sheltered Annuities - Withdrawal Limitations ..........................35
  Section 457 - Deferred Compensation Plans .................................35
Legal Proceedings ...........................................................35
Table of Contents of Statement of Additional Information ....................36

                                   DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit       An accounting unit representing a share of ownership in
                        the Variable Account during the years before annuity payments begin.

Annuitant               The person upon whose continuation of life any annuity
                        payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit            An accounting unit of measure used to calculate annuity
                        payments during the income phase of the Contract.

Code                    Internal Revenue Code of 1986, as amended.

Company Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point, WI 54481.

Contingent Owner        The Contingent Owner, if any, of the Contract must be
                        the spouse of the Contract Owner named on the application.

Contract Anniversary    The same month and day each year calculated from the
                        date the Contract was first issued.

Contract Owner          The Contract Owner is named on the application, unless
                        changed, and has all rights under the Contract.

Contract Value          The dollar value of all amounts accumulated under the
                        Contract as calculated on any valuation date.

Contract Year           A 12-month period beginning with the Contract issue date
                        and each Contract anniversary date thereafter.

Mutual Fund             A Mutual Fund designated as an investment option for the
                        Variable Account.

Income Date             The date on which annuity payments begin.

Non-Qualified Contract  A contract issued under a non-qualified plan. This means that the contract does not receive favorable tax treatment under Sections 401, 403, 408 or 457 of the Code.

Portfolio               A segment of a Mutual Fund made up of a separate and
                        distinct class of shares.

Qualified Contract      A contract that is issued under a tax-qualified plan. A
                        qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount              A segment of the Variable Account that invests in a
                        Mutual Fund or Portfolio.

Valuation Date          The date on which the Company determines the value of
                        the Contract. The valuation date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for new Year's
                        Day, Martin Luther King Day, President's Day, Good
                        Friday, Memorial Day, Independence Day, Labor Day,
                        Thanksgiving Day and Christmas Day.

Valuation Period        The period beginning at the close of business on the
                        NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account        Sentry Variable Account II, a separate investment
                        account of Sentry Life Insurance Company into which you can allocate your net purchase payments. The Variable
                        Account is divided into Subaccounts.

                                     SUMMARY
THE CONTRACT

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the contract values and annuity payments may vary depending on the performance of the underlying investments portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

THE VARIABlE ACCOUNT

You can allocate purchase payments to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of Neuberger Berman Advisers Management Trust (the "Trust") at their net asset value. As the Contract Owner, you bear the investment risk for the purchase payments you select to be allocated to the Variable Account.

TEN-DAY FREE LOOK

Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your purchase payments.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payment.

MORTALITY AND EXPENSE RISK PREMIUM

Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

CONTRACT MAINTENANCE CHARGE

The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

PREMIUM TAXES

The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

TAXES

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

         - Contingent Deferred Sales Charge (as a percentage of purchase payments)

             Time between when purchase payment
               is made and date of surrender                  Percentage
         --------------------------------------------         ----------
         Less than 1 year                                         6%
         At least 1 year, but less than 2 years                   5%
         At least 2 years, but less than 3 years                  4%
         At least 3 years, but less than 4 years                  3%
         At least 4 years, but less than 5 years                  2%
         At least 5 years, but less than 6 years                  1%
         At least 6 years                                         0%


         - Contract Maintenance Charge - $30 per year

VARIABLE ACCOUNT ANNUAL EXPENSES

         - Mortality and Expense Risk Premium - 1.20% of daily net asset value


NEUBERGER BERMAN ADVISER MANAGEMENT TRUST AND ADVISERS MANAGERS TRUST ANNUAL EXPENSES(1) (as a percentage of the average daily net assets of a Portfolio)



                                    Investment Management        Other  Total Annual
         Portfolio                   and Administration Fees  Expenses    Expenses
         ---------                   -----------------------  --------    --------
         Liquid Asset(2)                    0.53%                 0.47%     1.00%
         Balanced                           0.85%                 0.19%     1.04%
         Growth                             0.83%                 0.07%     0.90%
         Limited Maturity Bond              0.65%                 0.12%     0.77%

--------
(1) The Trust is divided into eight Portfolios, four of which are available with the Variable Account. Each Portfolio invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures shown under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" include all other expenses of the Portfolio and its corresponding series.

(2) Expenses reflect expense reimbursement. NB Management reimburses the Liquid Asset Portfolio for certain operating expenses, including NB Management compensation and excluding certain other expenses that exceed, in the aggregate, 1% of the Portfolio's average daily net asset value. Absent that reimbursement, the "Total Annual Expenses" for the year ended December 31, 1998 would have been 1.14% for the Liquid Asset Portfolio. This expense reimbursement policy can be terminated with 60 days written notice and there is no assurance that it will be continued thereafter.

EXAMPLES

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

         (a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.

         (b) shows the amounts that you would pay if you do not surrender the Contract.



                                                                    TIME PERIODS

                                           1 Year            3 Years           5 Years          10 Years
                                           ------            -------           -------          --------
Growth Portfolio                    (a      $72               $  98             $126             $252
                                    (b)     $22               $  68             $116             $252

Liquid Asset Portfolio              (a)     $73               $100              $130             $261
                                    (b)     $23               $ 70              $120             $261

Limited Maturity                    (a)     $71               $ 94              $119             $237
Bond Portfolio                      (b)     $21               $ 64              $109             $237

Balanced Portfolio                  (a)     $74               $103              $134             $268
                                    (b)     $24               $ 73              $124             $268



                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Trust.

2.   Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONSENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by an independent accountant, and the audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

                                                              Year Ended
                          1998     1997     1996     1995      1994      1993      1992      1991       1990     1989
                          ----     ----     ----     ----      ----      ----      ----      ----       ----     ----

Liquid Asset Subaccount
Beginning of Period      $17.361 $16.779  $16.247  $15.653   $15.311   $15.127   $14.825   $14.207   $13.368    $12.459
End of Period             17.954  17.361   16.779   16.247    15.653    15.311    15.127    14.825    14.207     13.368

Number of Accum.
 Units Outstanding       140,566 115,558  145,387  162,165   217,211   270,994   414,153   544,747   646,044    502,722

Growth Subaccount
Beginning of Period      $50.557 $39.662  $36.783  $28.257   $30.098   $28.524   $26.357   $20.558   $22.662    $17.711
End of Period             57.716  50.557   39.662   36.783    28.257    30.098    28.524    26.357    20.558     22.662

Number of Accum.
 Units Outstanding       750,025 780,148  847,224  938,909 1,049,256 1,156,057 1,231,668 1,363,149 1,375,719  1,503,684

Limited Maturity Bond
 Subaccount
Beginning of Period      $24.284 $23.024  $22.342  $20.381   $20.653   $19.607   $18.867   $17.147   $16.026    $14.639
End of Period             25.048  24.284   23.024   22.342    20.381    20.653    19.607    18.867    17.147     16.026

Number of Accum.
 Units Outstanding       238,960 258,942  317,877  384,749   460,025   527,775   624,082   696,573   765,968    837,082

Balanced Subaccount
Beginning of Period      $20.399 $17.283  $16.367  $13.382   $14.010   $13.323   $12.480   $10.288   $10.000 No Accumulation Unit
End of Period            $22.613  20.399   17.283   16.367    13.382    14.010    13.323    12.480   $10.288 Values for this period.
                                                                                                             Sales of the Contract
                                                                                                             in connection with this
Number of Accum.                                                                                             Portfolio
Units Outstanding        499,567 482,578  519,312  550,216   618,542    654,955   565,977   284,777   164,053 Commenced on September
                                                                                                              14, 1990



                             PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

The Balanced Portfolio became available for investment on September 14, 1990. In order to demonstrate how the actual investment performance of the Balanced Portfolio affects Accumulation Unit values, the Company may advertise hypothetical performance information based on the historical experience of the Balanced Portfolio from September 14, 1990.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                   THE COMPANY

The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust (the "Trust") is the funding vehicle for the Contract. Each Portfolio of the Trust invests all of its net investable assets in its corresponding series (each a "series") of Advisers Managers Trust ("Managers Trust"), an open-end management company. All series of Managers Trust are managed by Neuberger Berman Management Incorporation ("NB Management"). Each series invests in securities according to an investment objective, policies and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own Portfolios of securities. For more information regarding this structure, see the Trust's Prospectus.

The Trust offers eight Portfolios, four of which are currently available in connection with the Contract. In that the investment objective of each Portfolio matches that of its corresponding series, the following information is presented in terms of the applicable series of Managers Trust.

         AMT Liquid Asset Investments. The investment objective of this series is to provide the highest current income consistent with safety and liquidity. The series invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

         AMT Growth Investments. This series seeks capital appreciation without regard to income by investing in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

         AMT Limited Maturity Bond Investments. The investment objective of this series is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The series invests in a diversified Portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average Portfolio maturity in light of market conditions and trends. These are short-to-intermediate term debt securities. The series' dollar-weighted average Portfolio maturity may range up to five years.

         AMT Balanced Investments. The investment objective of this series is long-term capital growth and reasonable current income without undue risk to principal. The investment adviser anticipates that the series' investments will normally be managed so that approximately 60% of the series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's view regarding current market trends, the common stock portion of the series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the series' assets will be invested in fixed-income senior securities.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the Trust shares. However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other effected Contract Owners, instructions as to how to vote those shares.

If the Trust holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to the Trust and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Trust shares held in the Variable Account at a shareholder meeting of the Trust, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Trust held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Trust. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Trust in its own right, it may elect to do so.

Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Shares of the Balanced Portfolio are also sold directly to qualified plans. The Trust and Managers Trust believe that offering their shares in this manner will not be disadvantageous to you.


                           SUBSTITUTION OF SECURITIES

If a Portfolio is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Portfolio becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Portfolio already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sale expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge

     - purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

     - in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by

     (1)      allocating purchase payments to the amount surrendered; and

     (2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and

     (3)      adding the products of each multiplication in (2) above.


                           Time between when purchase payment
                                   is made and date of surrender                Percentage
                           --------------------------------------------         ----------
                           Less than 1 year                                         6%
                           At least 1 year, but less than 2 years                   5%
                           At least 2 years, but less than 3 years                  4%
                           At least 3 years, but less than 4 years                  3%
                           At least 4 years, but less than 5 years                  2%
                           At least 5 years, but less than 6 years                  1%
                           At least 6 years                                         0%


The contingent deferred sales charge percentage will be based on the amount partially surrendered. The contingent deferred sales charge will be deducted from the remaining Contract Value, if sufficient; otherwise, it will be deducted from the amount surrendered. The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     - After the first contract anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

     - When purchase payments that have been held by the Company for more than six years are being withdrawn.

     - When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

     - At the Company's option pursuant to its current guidelines or procedures.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

     (1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

     (2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

     (4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:


     - The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

     - Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

     - If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

     - The contract maintenance charge will be deducted whether or not you are making purchase payments.

     -      The Company does not profit from the contract maintenance charge.


DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium tax are subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account is deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

TRUST EXPENSES

There are other deductions from and expenses paid out of the assets of Neuberger Berman Advisers Management Trust which are described in the accompanying Trust Prospectus.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio of the Trust. Subject to the terms and conditions of the Company, your net purchase payments (purchase payments minus applicable taxes) will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

TRANSFERS

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:

(1)      Requests for transfers must be in writing and must clearly state:

         - the amount to be transferred; and
         - the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 30 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) Prior to the Income Date, you may make transfers from the Liquid Asset Portfolio and/or the Limited Maturity Bond Portfolio to the Growth Portfolio or the Balanced Portfolio on a pre-authorized basis. The transfers will only be made if you enter into a written agreement with the Company. These transfers will be made monthly, with a minimum transfer amount of $250 per month.

(6) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(7) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the contract application form.

(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.

(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

         Restrictions on Telephone Transfers:

         - The minimum amount that can be transferred is $250, or if the Contract Value in the Subaccount is less than $250, the entire amount will be transferred.

         - Only four transfers are allowed in any Contract Year.


         - A fee of $25 per transfer may be deducted from the amount transferred. Currently, the Company does not deduct the transfer fee, but reserves the right to do so in the future.

         - Transfers requested before 3 p.m., C.S.T., will take effect that day. Transfers requests received after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

NO DEFAULT

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

         Example: Number of Accumulation Units in Subaccount  =        250

                  Value of one Subaccount Accumulation Unit   =        $10

                  250  x  $10 = $2,500 Contract Value

OWNERSHIP

As the Contract Owner, you have all the rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless change. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

In order to make a change in the Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change the Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

ASSIGNMENT

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

Assignment of the Contract may be a taxable event. You should consult your tax adviser before assigning the Contract.

BENEFICIARY

You name the beneficiary in the application and, unless changed, that beneficiary is entitled to receive the death benefit on your death or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

      (1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

      (2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

      (3)     to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of your annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE INCOME DATE

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE SETTLEMENT OPTION

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may request an alternative option acceptable to the Company.

SETTLEMENT OPTIONS

The net proceeds under the Contract may be paid under one of the following options, or an alternative option acceptable to the Company:

         OPTION 1 - LIFE ANNUITY

         Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate upon the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments you made or the remaining Contract Value.

         OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

         Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

         The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or it can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

         OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

         Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

IF NO SETTLEMENT OPTION IS SELECTED, OPTION 1 WILL AUTOMATICALLY BE APPLIED.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is or becomes less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

AMOUNT OF ANNUITY PAYMENTS

A variable annuity is an annuity with payments that

              -    are not predetermined as to dollar amount; and

              - will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

               (1) the Contract Value on the Income Date;

               (2) the annuity table specified in the Contract;

               (3) the settlement option selected; and

               (4) the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of the fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly.

ADDITIONAL PROVISIONS

- Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

- You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

- Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

- The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                  DEATH BENEFIT

DEATH OF THe ANNUITANT

If the Annuitant who is not the Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives

              (1) a certified copy of the death certificate; AND
              (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of

              (1) the sum of all purchase payments made, less surrendered amounts; or
              (2) the Contract Value.

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

              (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR

              (2) the Contingent Owner, if any, continues the contract is his or her own name. (The Contingent Owner must be your spouse.)

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can make purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                                Minimum Initial           Minimum Subsequent
                               Purchase Payment            Purchase Payment
                               ----------------           ------------------
Non-Qualified Contract              $1,000                       $100

Qualified Contract                  $1,000                       $100

Contract issued under an
employer-sponsored payroll          $   50                       $ 50
deduction plan

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

CHANGE IN PURCHASE PAYMENTS

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You can allocate purchase payments to the appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

         Example: Amount of purchase payment                  =        $100

                  Value of one Subaccount Accumulation Unit   =        $ 10

                  $100 / $10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit for that Subaccount.

Initially, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company determines the Accumulation Unit value. It does this by

           1. determining the total amount of money invested in the particular Subaccount;

           2. subtracting from that amount the mortality and expense risk premium and any other charges such as taxes the Company has deducted; and

           3. dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by
                - the investment performance of the Subaccount,
                - expenses, and
                - deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading.

DISTRIBUTION OF CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities and Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not to exceed 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to make a surrender of all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

               (1) the total of any applicable premium taxes not previously deducted; PLUS

               (2) any applicable contract maintenance charge; PLUS

               (3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

    (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;

    (2) trading on the New York Stock Exchange is restricted;

    (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

    (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

LIMITATIONS ON SURRENDERS FROM 403(B) ANNUITIES

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

         -   be at least age 59 1/2;
         -   separate from the service of your employer;
         -   die
         -   become disabled (as defined in the Code); or
         -   have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

         - salary reduction contributions made after December 31, 1988;
         - income attributable to such contributions; and
         - income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

TEXAS OPTIONAL RETIREMENT PROGRAM

If the Contract is issued to a participant in the Texas Optional Retirement Program("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70-1/2 . The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if

      - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
      - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
      - no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and
      - no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

CONTRACT OWNER CONTROL OF INVESTMENTS

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respect from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

OWNER OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

INCOME TAX WITHHOLDING

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Sections 401 or 403(b) of the code that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to

               (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or
               (2) distributions that are required minimum distributions; or
               (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or
               (4) hardship withdrawals.

You should consult your tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIfIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

               (1) after the taxpayer reaches age 59 1/2;

               (2) after the Contract Owner's death;

               (3) if the taxpayer is totally disabled (as defined in the Code);

               (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary's

               (5) under an immediate annuity; or

               (6) that are allocable to purchase payments made prior to
                   August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

The above information applies to qualified contracts issued under Section 457 of the Code, but does not apply to other qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to other qualified contracts (see below).

QUALIFIED PLANS

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans varies with the type of plan and the terms and conditions of each plan. You need to be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a qualified contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans. The information provided below is being included to provide disclosure to owners of contracts that were issued under these types of plans.

         TAX SHELTERED ANNUITIES

         The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. These qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity.

         INDIVIDUAL RETIREMENT ANNUITIES

         The Code permits eligible individuals to contribute to an individual retirement plan known as an "individual retirement annuity" or "IRA." Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

         ROTH IRA

         In 1998, a new type of IRA became available, known as a Roth IRA. Under a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. This differs from a traditional IRA where contributions may be deducted from gross income and are taxed, along with the earnings, when they are distributed.

         Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limits apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing a joint tax return, and between $0 and $10,000 in the case of married taxpayers filing separate tax returns. An overall $2,000 annual limit continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

         Qualified distributions from a Roth IRA are entirely free from federal income taxes. A distribution is qualified if the Roth IRA has been held for at least five years AND it meets one the following requirements:


                - the distribution is made after age 59 1/2 or the taxpayer has died or is disabled; OR

                - the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

         If the distribution is not qualified, the earnings portion of the distribution is taxed. Because distributions are treated as coming from contributions first, there is no tax until the contributions have been fully distributed. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

         You may roll over amounts from one Roth IRA to another Roth IRA. You may also make a rollover contribution from a non-Roth IRA to a Roth IRA, unless you have adjusted gross income over $100,000 or if you are married and file a separate tax return. You must pay tax on any portion of the IRA being rolled over that represents earnings or a previously deductible IRA contribution.

         If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

         PENSION AND PROFIT-SHARING PLANS

         The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distribution from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following distributions:

             (1) distributions made on or after age 59 1/2;

             (2) distributions following death or disability;

             (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner and Annuitant (as applicable) and the designated beneficiary;

             (4) distributions after separation from service after age 55;

             (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

             (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

             (7) under limited conditions, distributions from an IRA to purchase medical insurance;

             (8) under limited conditions, distributions from an IRA made for qualified higher education expenses; and

             (9) with limitations, distributions from an IRA for qualified first
                 -time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than April 1 of the calendar year following the calendar year in which you reach age 70 1/2; OR the calendar year in which you retire, whichever is LATER.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

        - be at least age 59 1/2;
        - separate from the service of your employer;
        - die
        - become disabled (as defined in the Code); or
        - have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

        - salary reduction contributions made after December 31, 1988;
        - income attributable to such contributions; and
        - income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans, which may invest in annuity contracts, for the benefit of their employees. As with qualified plans, the Code establishes limits and restrictions on eligibility, contributions, and distributions. Under a Section 457 plan, contributions made for the benefit of employees will not be included in the employees' gross income until they are distributed from the plan. Under a Section 457 plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as they are available for distribution to the employee or the employee's beneficiary. However, for plans established after August 20, 1996, it is required that plan assets be held in trust for the benefit of employees and not be subject to claims by the employer's general creditors. After January 1, 1999, this requirement is mandatory for all Section 457 plans.

                                LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.

        TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


  ITEM                                                                      PAGE

THE COMPANY ...................................................................3

DISTRIBUTION OF CONTRACTS .....................................................3

INDEPENDENT ACCOUNTANT ........................................................3

LEGAL OPINIONS ................................................................3

YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT ................................3

PERFORMANCE INFORMATION .......................................................4

ANNUITY PAYMENTS ..............................................................6

         Annuity Unit .........................................................6
         Amount of Annuity Payments ...........................................6
         Net Investment Factor ................................................7

FINANCIAL STATEMENTS ..........................................................7


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                       AND
                          SENTRY LIFE INSURANCE COMPANY


This is not a prospectus. This statement of additional information should be read in conjunction with the prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The prospectus concisely presents information that a prospective investor should know before investing. For a copy of the prospectus, call or write the company at 1800 north point drive, Stevens Point, WI 54481, (800)533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
1999.

                                TABLE OF CONTENTS

Item                                                                                 Page
----                                                                                 ----
THE COMPANY ................................................................          3

DISTRIBUTION OF CONTRACTS ..................................................          3

INDEPENDENT ACCOUNTANT .....................................................          3

LEGAL OPINIONS .............................................................          3

YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT .............................          3

PERFORMANCE INFORMATION ....................................................          4

ANNUITY PAYMENTS ...........................................................          6

         Annuity Unit ......................................................          6
         Amount of Annuity Payments ........................................          6
         Net Investment Factor .............................................          7

FINANCIAL STATEMENTS .......................................................          7

                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958 pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in all states, except New York, and in the District of Columbia. The company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in those states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, not to exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1996, 1997 and 1998 of $338,226, $309,674, and $392,706, respectively. Of those amounts, it retained $286,484, $259,161, and $236,907, respectively.

                             INDEPENDENT ACCOUNTANT

The statutory financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, and the financial statements of the Variable Account as of December 31, 1998 and 1997, and for each of the two years in the period then ended, have been audited by an independent accountant, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

                  YIELD CALCULATION OF LIQUID ASSET SUBACCOUNT

The Liquid Asset subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1998, the annualized yield for the Liquid Asset subaccount was $3.14%.

The current yield of the Liquid Asset subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the results by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Liquid Asset subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Liquid Asset subaccount and changes in the interest rates on such investments, but also on changes in the Liquid Asset subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the Liquid Asset subaccount and for providing a basis of comparison with other investment alternatives. However, the Liquid Asset subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                             PERFORMANCE INFORMATION

The cumulative total return and average annual total return figures for the one-five- and ten-year periods to December 31, 1998, are as follows:



                                       CUMULATIVE                                 AVERAGE ANNUAL
                                      TOTAL RETURN                                 TOTAL RETURN

                           One Year    Five Years    Ten Years         One Year    Five Years     Ten Years
                           -----------------------------------         ------------------------------------
Liquid Asset Portfolio     (1.72%)         12.46%      43.53%           (1.72%)       2.38%           3.68%

Limited Maturity           (1.25%)         13.65%      55.71%           (1.25%)       2.59%           4.53%
Bond Portfolio

Growth Portfolio           21.87%          71.57%     241.96%           21.87%       11.40%          13.08%

Balanced Portfolio*        12.51%          49.19%     100.26%           12.51%        8.33%           9.99%



*Date of inception is September 14, 1990. Ten-year column represents since inception.

The above figures include the deduction of a 1.20% mortality and expense risk premium, a $30 contract maintenance charge and the investment management and administration fees and other expenses paid by the Trust's portfolios and their corresponding series of Managers trust. As of May 1, 1995, the fees paid to the manager changed. Such fees and the Trust's operating expenses are disclosed and explained in the Fee Table within the prospectus. The returns reported above also reflect the deduction of the Contract's contingent deferred sales charge from each portfolio's one year total return, when such charge equals 5% of a surrendered purchase payment, and from each portfolio's five year total return, when such charge equals 1% of a surrendered purchase payment.

The Balanced portfolio of the Trust was made available for investment in connection with the contract on September 14, 1990.

The hypothetical value of a Contract purchase for the time periods described above is determined by using the actual accumulation unit values for an initial $1,000 purchase payment and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

                             Where: P(1 + T)n = ERV

         P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years

         ERV = ending redeemable value at the end of the one- five- and ten-year periods to December 31, 1998 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 1998.

The calculation of the cumulative total return for the portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual accumulation unit values for an initial $1,000 purchase payment and deducting any applicable contract maintenance charge and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

    (1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 1997, were redeemed on December 31, 1998.

    (2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1993, were redeemed on December 31, 1998.

    (3) For the Liquid Asset, Growth and Limited Maturity Bond portfolios, the ten-year figures assume that values based on a $1,000 payment made on December 31, 1988, were redeemed on December 31, 1998. For the Balanced portfolio, the figures for the period since inception assume that values based on a $1,000 payment on September 14, 1990, were redeemed on December 31, 1998.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVESTMENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTATIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

                                ANNUITY PAYMENTS

ANNUITY UNIT

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

                  the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

                  the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

AMOUNT OF ANNuITY PAYMENTS

The dollar amount of annuity payments after the first payment is determined as follows:

    (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

    (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less any applicable contract maintenance charge.

The subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

    (1) is the net investment factor for the Valuation Period for which the subaccount Annuity Unit value is being determined; and

    (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

NET INVESTMENT FACTOR

The net investment factor for any subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)      is the net result of:

         (a) the net asset value per share of the mutual fund or portfolio held in the subaccount determined as of the current Valuation Period; PLUS

         (b) the per share amount of any dividend or capital gain distribution made by the mutual fund or portfolio held in the subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

         (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the subaccount;

(2)      is the net result of:

         (a) the net asset value per share of the mutual fund or portfolio held in the subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

         (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                [FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT]

                                     PART C

                                     PART C


                                OTHER INFORMATION



ITEM 24            Financial Statements and Exhibits

                   (a)  Financial Statements of Sentry Variable Account II

                        TO BE FILED BY AMENDMENT



                        Financial Statements of Sentry Life Insurance Company

                        TO BE FILED BY AMENDMENT

ITEM 24
                   (b)  Exhibits

                        (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

                        (2)  Not Applicable

                        (3)(i)      Principal Underwriter Agreement*
                        (3)(ii)     Registered Representatives Agreement*
                        (3)(iii)    General Agent Agreement*

                        (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*
                        (4)(ii) Contract Amendment pursuant to Tax Reform Act of 1984*

                        (5)         Application Form*

                        (6)(i) Articles of Incorporation of Sentry Life Insurance Company*
                        (6)(ii)     Bylaws*

                        (7)         Not Applicable

                        (8)(i)      Sales Agreement (Fund Participation
                                    Agreement)*
                        (8)(ii)     Assignment and Modification Agreement**

                        (9)         Opinion and Consent of Counsel***

                        (10)        Consent of Independent Accountants***

                        (11)        Not Applicable

                        (12) Agreement Governing Contribution to Sentry Variable Account II*

                        (13)        Calculation of Performance Information***

                        (27)        Not applicable

         *        Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
                  (6)(i), (6)(ii),(8)(i), and (12) are incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.

         **       Exhibit (8)(ii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 16 to Form N-4 filed electronically on or about April 29, 1996.

         ***      To be filed by amendment


ITEM 25  Directors and Officers of the Depositor

                  The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                                       Positions and Offices
                      Name                                With Depositor
                      ----                                --------------

                  Dale R. Schuh                      Director, Chairman of the
                                                     Board and President
                  William M. O'Reilly                Director and Secretary
                  William J. Lohr                    Director and Treasurer
                  Janet L. Fagan                     Director


ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2.       The following companies are also wholly-owned subsidiaries of Sentry
         Insurance:

         (a)      Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
         (b)      Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
         (c)      Sentry Fund, Inc., a Maryland corporation;
         (d)      Parker Stevens Agency, Inc., a Wisconsin corporation;
         (e)      Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
         (f)      Sentry Investment Management, Inc., a Delaware corporation;
         (g)      Sentry Equity Services, Inc., a Delaware corporation;
         (h)      Sentry Services, Inc., a Wisconsin corporation;
         (i)      Sentry Aviation Services, Inc., a Wisconsin corporation; and
         (j)      WAULECO, Inc., a Wisconsin corporation.


3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

7. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27       Number of Contract Owners

As of February 1, 1999, there were 1,743 qualified contract owners and 543 non-qualified contract owners.


ITEM 28       Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29       Principal Underwriter

              (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

                        Sentry Variable Account I
                        Sentry Variable Life Account I
                        Sentry Fund, Inc.

              (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:


                                                           Positions and Offices
                                    Name                     With Underwriter
                                    ----                     ----------------

                        Dale R. Schuh                      Director and Chairman of the Board

                        Susan M. DeBruin                   President

                        Glen E. Scott Jr.                  Vice President

                        William M. O'Reilly                Director and Secretary

                        William J. Lohr                    Director and Treasurer



                  (c)

  Name of        Net Underwriting
 Principal          Discounts &      Compensation On       Brokerage
Underwriter        Commissions         Redemption         Commissions    Compensation
-----------      ----------------    ---------------      -----------    ------------
Sentry Equity
Services, Inc.     $  155,799          $ 0.00             $ 0.00         $ 392,706


ITEM 30       Location of Accounts and Records

              As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31       Management Services

              Not Applicable.


ITEM 32       Undertakings

              (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

              (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of

                        Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

              (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

              (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 22nd day of February, 1999.


                                  Sentry Variable Account II
                                  Registrant


                                  By: Sentry Life Insurance Company



                                  By: s/Dale R. Schuh
                                      ------------------------------------------
                                        Dale R. Schuh, Chairman of the Board,
                                          President and Director




                                  Sentry Life Insurance Company
                                  Depositor



                                  By:  s/Dale R. Schuh
                                      ------------------------------------------
                                         Dale R. Schuh, Chairman of the Board
                                          President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                           February 22, 1999
-------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/William M. O'Reilly                                     February 22, 1999
-------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                         February 22, 1999
-------------------------------------
William J. Lohr, Treasurer and
Director



s/Janet L. Fagan                                          February 22, 1999
-------------------------------------
Janet L. Fagan, Director